Earnings (Loss) Per Unit (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings (Loss) Per Unit [Abstract]
Earnings (Loss) Per Unit
12.  Earnings per Unit
The Company computes Earnings (Loss) Per Unit of Class A, Class A-1, Class B, and Class C Units using the two-class method. The Class A and A-1 Units are considered common units as they have substantially similar rights. The Class B Units represent profits interests and are a participating security as these units may share in distributions, subject to a Distribution Threshold, under certain circumstances as defined in the Company’s Operating Agreement. The Class C Units represent Preferred Units and are a participating security as these units are entitled to a preferred return and participate with common units in undistributed earnings on a pro rata basis. The Class A and Class A-1 Units were entitled to receive a preferred return through June 7, 2023. The Class C Units are entitled to receive preferred returns, so the first step in the Earnings (Loss) Per Unit calculation distributes those preferred amounts to Class A, Class A-1, and Class C Units to determine the undistributed net income (loss) for the period. After the preferred returns are satisfied, the undistributed earnings for each period are then allocated on a proportionate basis of ownership between the Class A, Class A-1, Class B, and Class C Units based on their contractual participation rights as if all earnings for the period had been distributed. The Class B and Class C Units do not share in losses with the Class A and Class A-1 Units, therefore losses are not allocated to the Class B and Class C Units.
The calculation of both basic and diluted earnings per unit for the periods indicated below was as follows:

	Six Months Ended June 30,
Numerator:	2023	2022
Net loss	$(11,591)	$(4,380)
Class A Units cumulative dividends	(391)	(421)
Class A-1 Units cumulative dividends	(577)	(645)
Class C Units cumulative dividends	(327)	—
Undistributed net loss	$(12,886)	$(5,446)
Allocation of undistributed net loss:
Class A Units	(11,743)	(4,976)
Class A-1 Units	(1,143)	(470)
Class B Units	—	—
Class C Units	—	—
Undistributed net loss	$(12,886)	$(5,446)
Net loss attributable to Class A Units:
Cumulative dividends	$391	$421
Undistributed net loss	(11,743)	(4,976)
Net loss attributable to Class A Units	$(11,352)	$(4,555)
Net loss attributable to Class A-1 Units:
Cumulative dividends	$577	$645
Undistributed net loss	(1,143)	(470)
Net income (loss) attributable to Class A-1 Units	$(566)	$175
Denominator:
Weighted average Class A common Units
outstanding - basic and diluted	7,725	7,725
Weighted average Class A-1 Units
outstanding - basic and diluted	752	730
Loss per Class A Unit - basic and diluted	$(1,469)	$(590)
Earnings (loss) per Class A-1 Unit - basic and diluted	$(753)	$239
The total number of shares that are potentially dilutive is 2,837 shares of the Class C Units for the six months ended June 30, 2023. The Class C Units are convertible to Class A Units.

17. Earnings (Loss) Per Unit
The Company computes Earnings (Loss) Per Unit of Class A, Class A-1 and Class B Units using the two-class method. The Class A and A-1 Units are considered common units as they have substantially similar rights. The Class B Units represent profits interests and are a participating security as these units may share in distributions, subject to a Distribution Threshold, under certain circumstances as defined in the Company’s Operating Agreement. The Class A and Class A-1 Units are entitled to receive preferred returns, so the first step in the Earnings (Loss) Per Unit calculation distributes those preferred amounts to Class A and Class A-1 Units to determine the undistributed net income (loss) for the period. After the preferred returns are satisfied, the undistributed earnings for each period are then allocated on a proportionate basis of ownership between the Class A, Class A-1 and Class B Units based on their contractual participation rights as if all earnings for the period had been distributed. The Class B Units do not share in losses with the Class A and Class A-1 Units based on their distribution threshold, therefore losses are not allocated to the Class B Units.
The calculation of both basic and diluted earnings (loss) per unit for the periods indicated below was as follows:

	Year Ended December 31,
	2022	2021	2020
Numerator:
Net income (loss)	$2,589	$(105)	$21,951
Class A cumulative dividends	(855)	(780)	(722)
Class A-1 cumulative dividends	(1,299)	(1,240)	(1,000)
Undistributed net income (loss)	$435	$(2,125)	$20,229
Allocation of undistributed net income (loss):
Class A units	324	(1,942)	16,423
Class A-1 units	31	(183)	1,284
Class B units	80	—	2,522
Undistributed net income (loss)	$435	$(2,125)	$20,229
	Year Ended December 31,
	2022	2021	2020
Net income (loss) attributable to Class A units:
Cumulative dividends	$855	$780	$722
Undistributed net income (loss)	324	(1,942)	16,423
Net income (loss) attributable to Class A units	$1,179	$(1,162)	$17,145
Net income (loss) attributable to Class A-1 units:
Cumulative dividends	$1,299	$1,240	$1,000
Undistributed net income (loss)	31	(183)	1,284
Net income attributable to Class A-1 units	$1,330	$1,057	$2,284
Denominator:
Weighted average Class A common units outstanding – basic and diluted	7,725	7,725	7,725
Weighted average Class A-1 common units outstanding – basic and diluted	730	730	604
Earnings (loss) per Class A unit – basic and diluted	$153	$(150)	$2,219
Earnings per Class A-1 unit – basic and diluted	$1,821	$1,447	$3,782